Summary of Significant Accounting Policies - Schedule of Amortization of Intangible Assets (Details)	Dec. 31, 2025
brain-computer interface software [Member]
Schedule of Amortization of Intangible Assets [Line Items]
Intangible assets estimated useful lives	10 years